Cover	Dec. 31, 2025	Sep. 04, 2025
Document Information [Line Items]
Document Type		8-K
Document Period End Date		Sep. 04, 2025
Entity Registrant Name		M.D.C. Holdings, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		1-8951
Entity Tax Identification Number		84-0622967
Entity Address, Address Line One		4350 South Monaco Street
Entity Address, Address Line Two		Suite 500
Entity Address, City or Town		Denver
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80237
City Area Code		303
Local Phone Number		773-1100
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0000773141
Amendment Flag		false
Current Fiscal Year End Date	--09-04
Entity Information, Former Legal or Registered Name		Not Applicable